Advances for Vessel Under Construction and Vessels, net (Tables)	6 Months Ended
Jun. 30, 2025
Advances for Vessels Under Construction and Vessels, net [Abstract]
Schedule of Vessels, net in the Accompanying Consolidated Balance Sheets

Vessel Cost
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2024 $ 1,069,204 $ (235,792) $ 833,412
- Additions for vessel improvements 44 - 44
- Vessel disposals (11,434) 2,145 (9,289)
- Depreciation for the period - (18,894) (18,894)
- Vessel held for sale (12,441) 4,056 (8,385)
Balance, June 30, 2025 $ 1,045,373 $ (248,485) $ 796,888